11. Trade and Other Payables	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Trade and Other Payables
CURRENT	2018 $	2017 $
Unsecured liabilities:
Trade payables	9,730	82
Sundry payables and accrued expenses	10,990	20,990
	20,720	21,072